Schedule of short-term leases (Details) - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Notes and other explanatory information [abstract]
Expense relating to short-term leases	$ 309,317	$ 142,441
Repayment of lease principal and interest	278,893	249,510
Total cash outflow for leases	$ 588,210	$ 391,951